QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	December 31, 2020

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
COMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 7.5%
AT&T Inc.	135,000	$3,882,600
BCE Inc.	86,456	3,696,913
China Telecom Corp. Ltd., Class H Shares	6,052,000	1,671,577	(a)
Deutsche Telekom AG, Registered Shares	213,055	3,893,503	(a)
HKT Trust & HKT Ltd.	2,415,000	3,134,985	(a)
KT Corp., ADR	307,100	3,381,171
Nippon Telegraph & Telephone Corp.	155,400	3,984,650	(a)
Verizon Communications Inc.	61,100	3,589,625

Total Diversified Telecommunication Services		27,235,024

Entertainment - 1.2%
Nintendo Co. Ltd.	6,900	4,403,505	(a)

Media - 0.6%
Eutelsat Communications SA	168,854	1,911,025	(a)

Wireless Telecommunication Services - 2.3%
China Mobile Ltd.	361,500	2,065,836	(a)
KDDI Corp.	118,400	3,516,172	(a)
SoftBank Corp.	225,000	2,820,745	(a)

Total Wireless Telecommunication Services		8,402,753

TOTAL COMMUNICATION SERVICES		41,952,307

CONSUMER DISCRETIONARY - 6.0%
Auto Components - 0.8%
Bridgestone Corp.	92,200	3,028,681	(a)

Hotels, Restaurants & Leisure - 0.6%
McDonald’s Corp.	9,200	1,974,136

Household Durables - 0.8%
Sekisui House Ltd.	133,600	2,721,909	(a)

Multiline Retail - 3.0%
Dollar General Corp.	17,600	3,701,280
Kohl’s Corp.	49,000	1,993,810
Target Corp.	30,000	5,295,900

Total Multiline Retail		10,990,990

Textiles, Apparel & Luxury Goods - 0.8%
Pandora A/S	25,000	2,792,962	(a)

TOTAL CONSUMER DISCRETIONARY		21,508,678

CONSUMER STAPLES - 16.2%
Beverages - 0.4%
Suntory Beverage & Food Ltd.	43,000	1,521,925	(a)

See Notes to Schedule of Investments.

QS Global Dividend Fund 2020 Quarterly Report	1

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Food & Staples Retailing - 5.6%
ICA Gruppen AB	56,910	$2,843,564	(a)
Koninklijke Ahold Delhaize NV	133,000	3,755,944	(a)
Kroger Co.	102,500	3,255,400
Lawson Inc.	34,800	1,621,651	(a)
Walgreens Boots Alliance Inc.	73,000	2,911,240
Walmart Inc.	40,400	5,823,660

Total Food & Staples Retailing		20,211,459

Food Products - 4.8%
Flowers Foods Inc.	80,000	1,810,400
General Mills Inc.	48,864	2,873,203
Hershey Co.	12,000	1,827,960
JM Smucker Co.	32,000	3,699,200
Kellogg Co.	36,900	2,296,287
Nestle SA, Registered Shares	28,747	3,384,352	(a)
Uni-President Enterprises Corp.	730,000	1,756,972	(a)

Total Food Products		17,648,374

Household Products - 3.0%
Church & Dwight Co. Inc.	29,100	2,538,393
Clorox Co.	11,378	2,297,446
Kimberly-Clark Corp.	27,935	3,766,476
Procter & Gamble Co.	15,572	2,166,688

Total Household Products		10,769,003

Tobacco - 2.4%
Altria Group Inc.	74,710	3,063,110
Imperial Brands PLC	108,821	2,286,477	(a)
KT&G Corp.	43,071	3,298,923	(a)

Total Tobacco		8,648,510

TOTAL CONSUMER STAPLES		58,799,271

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
TC PipeLines LP	34,316	1,010,606

FINANCIALS - 6.8%
Banks - 1.7%
Aozora Bank Ltd.	70,700	1,306,120	(a)
JPMorgan Chase & Co.	25,000	3,176,750
Wells Fargo & Co.	57,300	1,729,314

Total Banks		6,212,184

Insurance - 5.1%
Aflac Inc.	48,438	2,154,038
Axis Capital Holdings Ltd.	43,905	2,212,373

See Notes to Schedule of Investments.

2	QS Global Dividend Fund 2020 Quarterly Report

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Insurance - (continued)
Direct Line Insurance Group PLC	949,350	$4,126,692	(a)
Everest Re Group Ltd.	8,000	1,872,720
Samsung Fire & Marine Insurance Co. Ltd.	11,000	1,902,353	(a)
Swiss Re AG	36,000	3,386,831	(a)
Talanx AG	75,000	2,905,061	(a)

Total Insurance		18,560,068

TOTAL FINANCIALS		24,772,252

HEALTH CARE - 18.6%
Biotechnology - 3.4%
AbbVie Inc.	47,000	5,036,050
Amgen Inc.	18,500	4,253,520
Gilead Sciences Inc.	53,700	3,128,562

Total Biotechnology		12,418,132

Health Care Providers & Services - 4.7%
AmerisourceBergen Corp.	36,000	3,519,360
CVS Health Corp.	58,645	4,005,453
Humana Inc.	12,229	5,017,192
UnitedHealth Group Inc.	13,000	4,558,840

Total Health Care Providers & Services		17,100,845

Pharmaceuticals - 10.5%
Bristol-Myers Squibb Co.	75,800	4,701,874
Eli Lilly & Co.	36,571	6,174,648
GlaxoSmithKline PLC	167,997	3,078,218	(a)
Johnson & Johnson	35,162	5,533,796
Merck & Co. Inc.	61,679	5,045,342
Pfizer Inc.	120,000	4,417,200
Roche Holding AG	14,759	5,149,531	(a)
Sanofi	39,805	3,845,981	(a)

Total Pharmaceuticals		37,946,590

TOTAL HEALTH CARE		67,465,567

INDUSTRIALS - 5.1%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	6,200	2,200,876

Commercial Services & Supplies - 1.4%
Republic Services Inc.	25,000	2,407,500
Waste Management Inc.	21,500	2,535,495

Total Commercial Services & Supplies		4,942,995

Construction & Engineering - 0.5%
Obayashi Corp.	198,000	1,715,231	(a)

See Notes to Schedule of Investments.

QS Global Dividend Fund 2020 Quarterly Report	3

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Industrial Conglomerates - 0.9%
CITIC Ltd.	1,850,000	$1,313,273	(a)
Jardine Matheson Holdings Ltd.	38,000	2,128,298	(a)

Total Industrial Conglomerates		3,441,571

Road & Rail - 0.9%
Aurizon Holdings Ltd.	1,060,000	3,190,062	(a)

Trading Companies & Distributors - 0.8%
ITOCHU Corp.	107,400	3,093,254	(a)

TOTAL INDUSTRIALS		18,583,989

INFORMATION TECHNOLOGY - 22.8%
Communications Equipment - 3.3%
Cisco Systems Inc.	89,836	4,020,161
Juniper Networks Inc.	150,900	3,396,759
Motorola Solutions Inc.	26,700	4,540,602

Total Communications Equipment		11,957,522

Electronic Equipment, Instruments & Components - 0.8%
Hon Hai Precision Industry Co., Ltd.	910,000	2,971,467	(a)

IT Services - 2.2%
Amdocs Ltd.	51,000	3,617,430
Capgemini SE	10,000	1,550,711	(a)
International Business Machines Corp.	21,610	2,720,267

Total IT Services		7,888,408

Semiconductors & Semiconductor Equipment - 2.6%
Intel Corp.	104,287	5,195,578
Texas Instruments Inc.	26,000	4,267,380

Total Semiconductors & Semiconductor Equipment		9,462,958

Software - 4.3%
Microsoft Corp.	52,052	11,577,406
Open Text Corp.	92,600	4,209,596

Total Software		15,787,002

Technology Hardware, Storage & Peripherals - 9.6%
Apple Inc.	111,660	14,816,165
Canon Inc.	60,000	1,152,204	(a)
FUJIFILM Holdings Corp.	51,000	2,689,740	(a)
HP Inc.	144,300	3,548,337
Lite-On Technology Corp.	1,716,000	3,046,344	(a)
Logitech International SA, Registered Shares	40,500	3,928,045	(a)
Samsung Electronics Co. Ltd.	74,300	5,552,991	(a)

Total Technology Hardware, Storage & Peripherals		34,733,826

TOTAL INFORMATION TECHNOLOGY		82,801,183

See Notes to Schedule of Investments.

4	QS Global Dividend Fund 2020 Quarterly Report

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY		SHARES	VALUE
MATERIALS - 1.4%
Chemicals - 0.5%
LyondellBasell Industries NV, Class A Shares		21,256	$1,948,325

Metals & Mining - 0.9%
Rio Tinto Ltd.		36,300	3,188,404	(a)

TOTAL MATERIALS			5,136,729

REAL ESTATE - 4.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Life Storage Inc.		36,300	4,333,857
Public Storage		18,200	4,202,926
Simon Property Group Inc.		15,000	1,279,200

Total Equity Real Estate Investment Trusts (REITs)			9,815,983

Real Estate Management & Development - 2.2%
Aroundtown SA		414,000	3,095,883	(a)
Daito Trust Construction Co. Ltd.		30,500	2,852,616	(a)
Hysan Development Co. Ltd.		500,000	1,838,944	(a)

Total Real Estate Management & Development			7,787,443

TOTAL REAL ESTATE			17,603,426

UTILITIES - 5.2%
Electric Utilities - 3.9%
CLP Holdings Ltd.		376,433	3,484,746	(a)
Kansai Electric Power Co. Inc.		185,000	1,759,149	(a)
Pinnacle West Capital Corp.		24,300	1,942,785
Portland General Electric Co.		60,000	2,566,200
Red Electrica Corp. SA		132,000	2,714,067	(a)
Southern Co.		24,400	1,498,892

Total Electric Utilities			13,965,839

Gas Utilities - 0.9%
Enagas SA		155,000	3,403,552	(a)

Multi-Utilities - 0.4%
Canadian Utilities Ltd., Class A Shares		65,000	1,587,595

TOTAL UTILITIES			18,956,986

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $314,487,306)			358,590,994

	RATE
SHORT-TERM INVESTMENTS - 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $4,102,794)	0.010%	4,102,794	4,102,794

TOTAL INVESTMENTS - 100.0% (Cost - $318,590,100)			362,693,788
Other Assets in Excess of Liabilities - 0.0%††			136,400

TOTAL NET ASSETS - 100.0%			$362,830,188

See Notes to Schedule of Investments.

QS Global Dividend Fund 2020 Quarterly Report	5

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2020

††	Represents less than 0.1%.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	QS Global Dividend Fund 2020 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Dividend Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Communication Services	$14,550,309	$27,401,998	—	$41,952,307
Consumer Discretionary	12,965,126	8,543,552	—	21,508,678
Consumer Staples	38,329,463	20,469,808	—	58,799,271
Energy	1,010,606	—	—	1,010,606
Financials	11,145,195	13,627,057	—	24,772,252
Health Care	55,391,837	12,073,730	—	67,465,567
Industrials	7,143,871	11,440,118	—	18,583,989
Information Technology	61,909,681	20,891,502	—	82,801,183
Materials	1,948,325	3,188,404	—	5,136,729
Real Estate	9,815,983	7,787,443	—	17,603,426
Utilities	7,595,472	11,361,514	—	18,956,986

Total Long-Term Investments	221,805,868	136,785,126	—	358,590,994

Short-Term Investments†	4,102,794	—	—	4,102,794

Total Investments	$225,908,662	$136,785,126	—	$362,693,788

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

9